SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,613,750	$ 1,521,940	$ 1,345,060
Less: Accumulated depreciation	(907,554)	(907,267)	(824,844)
Total property, plant and equipment, net	706,196	614,673	520,216
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	345,024	306,930	259,798
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	97,793	82,657	79,933
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	10,174	10,069	9,808
Handphone [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	69,122	63,797	51,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	107,260	98,913	93,578
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	198,029	171,322	83,097
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	346,500	374,419	364,726
Property [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 439,848	$ 413,833	$ 403,120